Acquisitions and divestitures - Acquisitions (Details) - EUR (€) € in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 12, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Goodwill		€ 282,664	€ 286,539	€ 286,539	€ 282,664	€ 490,590
Developed Europe
Business Acquisition [Line Items]
Goodwill		197,516	200,067	200,067	197,516	215,310
Americas
Business Acquisition [Line Items]
Goodwill		85,148	86,472	86,472	85,148	€ 192,753
weekengo Gmbh
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Consideration for shares acquired	€ 6,700
Consideration for domain and trademark acquired	700
Payments to acquire businesses	7,400	€ 3,000
Amount held in Escrow	€ 500
Escrow deposit release period	1 year
Increase in deferred tax assets, measurement period adjustment			1,500
Deferred tax liabilities, measurement period adjustment			300
Decrease in goodwill, measurement period adjustment			€ 1,200
Consideration for property and equipment acquired	€ 1,662
Goodwill	3,838
Revenue of acquiree				200
Operating losses of acquiree				€ 2,300
Revenue					249,287
Intangible assets, net	675
weekengo Gmbh | Accounting Policies, Fair Value Adjustments On Intangible Assets And Acquisition Related Costs
Business Acquisition [Line Items]
Revenue					€ (600)
weekengo Gmbh | Developed Europe
Business Acquisition [Line Items]
Goodwill	2,500
weekengo Gmbh | Americas
Business Acquisition [Line Items]
Goodwill	1,300
weekengo Gmbh | Capitalized Software And Software Development Costs
Business Acquisition [Line Items]
Consideration for property and equipment acquired	€ 1,600
Estimated useful lives, property and equipment,	3 years
weekengo Gmbh | Trademark and Domain
Business Acquisition [Line Items]
Estimated useful life, finite-lived intangible assets acquired	5 years
Intangible assets, net	€ 700